Leases (Details) - Schedule of weighted average lease term and weighted average discount rate	Dec. 31, 2022	Dec. 31, 2021
Weighted average lease term:
Operating leases	2 years 9 months 29 days	3 years 4 months 13 days
Weighted average discount rate:
Operating leases	4.28%	4.41%